UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09221

The Community Reinvestment Act Qualified Investment Fund
(Exact name of registrant as specified in charter)

1830 Main Street
Suite 204
Weston, Florida 33326
(On or about November 1, 2007:
2500 Weston Road
Suite 101
Weston, Florida 33331)
(Address of principal executive offices) (Zip code)

Michael P. Malloy, Esquire
Drinker Biddle & Reath LLP
One Logan Square
18th & Cherry Streets
Philadelphia, PA 19103
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2008

Date of reporting period: August 31, 2007

Item 1. Schedule of Investments

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2007 (Unaudited)
	Principal
	Amount	Value
CORPORATE BOND - 0.05%
Salvation Army
5.44%, 09/01/2015	$370,000	$369,996

TOTAL CORPORATE BOND (Cost $370,000)		369,996

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 67.80%
FGLMC Single Family - 13.82%
Pool TBA, 5.50%, 09/01/2037	2,000,000	1,953,124
Pool A34544, 5.00%, 04/01/2035	2,878,596	2,741,530
Pool A38831, 5.00%, 04/01/2035	1,571,539	1,496,710
Pool A45069, 5.00%, 05/01/2035	859,372	818,453
Pool A45529, 5.00%, 06/01/2035	3,398,115	3,236,313
Pool A46125, 5.00%, 07/01/2035	3,351,748	3,192,153
Pool B31700, 5.00%, 07/01/2035	589,787	561,704
Pool A46739, 5.00%, 08/01/2035	1,131,695	1,077,809
Pool A47419, 5.00%, 10/01/2035	1,177,338	1,121,279
Pool A47548, 5.00%, 11/01/2035	1,990,089	1,895,330
Pool A40763, 5.00%, 12/01/2035	833,795	794,094
Pool A42100, 5.00%, 01/01/2036	844,573	804,358
Pool C72447, 5.50%, 10/01/2032	529,356	518,676
Pool C72677, 5.50%, 11/01/2032	725,387	710,751
Pool C74225, 5.50%, 11/01/2032	714,353	699,940
Pool C75088, 5.50%, 12/01/2032	587,977	576,113
Pool A15506, 5.50%, 10/01/2033	1,378,836	1,350,646
Pool A19043, 5.50%, 02/01/2034	1,801,112	1,762,331
Pool A26091, 5.50%, 08/01/2034	2,846,881	2,785,582
Pool A28167, 5.50%, 10/01/2034	1,415,190	1,384,718
Pool A30452, 5.50%, 12/01/2034	1,465,708	1,434,148
Pool A33163, 5.50%, 01/01/2035	1,477,793	1,444,615
Pool A34530, 5.50%, 04/01/2035	1,290,328	1,261,359
Pool A45404, 5.50%, 06/01/2035	1,373,741	1,342,899
Pool A46469, 5.50%, 07/01/2035	907,348	886,978
Pool A37281, 5.50%, 08/01/2035	628,381	614,273
Pool A37325, 5.50%, 08/01/2035	1,097,081	1,072,451
Pool A46750, 5.50%, 08/01/2035	1,523,980	1,489,766
Pool A46861, 5.50%, 09/01/2035	1,118,725	1,094,637
Pool A38484, 5.50%, 10/01/2035	1,275,249	1,246,619
Pool A47421, 5.50%, 10/01/2035	1,406,900	1,375,314
Pool A40186, 5.50%, 11/01/2035	1,041,496	1,018,114
Pool A47557, 5.50%, 11/01/2035	1,218,287	1,190,936
Pool A40764, 5.50%, 12/01/2035	1,518,812	1,484,714
Pool A42101, 5.50%, 01/01/2036	2,634,715	2,575,564
Pool A43744, 5.50%, 03/01/2036	1,046,359	1,022,122
Pool A44641, 5.50%, 04/01/2036	1,390,916	1,358,697
Pool A56707, 5.50%, 01/01/2037	1,079,795	1,054,600
Pool A57436, 5.50%, 01/01/2037	1,319,768	1,289,197
Pool A58653, 5.50%, 03/01/2037	2,629,977	2,569,058
Pool A59858, 5.50%, 04/01/2037	887,791	867,076
Pool A60749, 5.50%, 05/01/2037	1,456,448	1,422,464
Pool A63607, 5.50%, 07/01/2037	1,033,382	1,009,270
Pool B31165, 6.00%, 12/01/2031	145,924	146,684
Pool C61762, 6.00%, 12/01/2031	113,256	113,846

The Community Reinvestment Act Qualified Investment Fund

	Principal
	Amount	Value
Pool C70994, 6.00%, 09/01/2032	$278,366	$279,545
Pool C72004, 6.00%, 09/01/2032	407,843	409,571
Pool C74224, 6.00%, 11/01/2032	292,682	293,922
Pool C74648, 6.00%, 11/01/2032	389,210	390,859
Pool C74651, 6.00%, 11/01/2032	45,689	45,883
Pool C75089, 6.00%, 12/01/2032	317,403	318,748
Pool C76059, 6.00%, 01/01/2033	443,333	445,211
Pool C77393, 6.00%, 02/01/2033	244,404	245,143
Pool A15513, 6.00%, 10/01/2033	277,245	278,085
Pool A26090, 6.00%, 08/01/2034	683,477	684,635
Pool A40185, 6.00%, 11/01/2035	454,428	454,540
Pool A40766, 6.00%, 12/01/2035	843,854	844,062
Pool A42102, 6.00%, 01/01/2036	628,476	628,630
Pool A42806, 6.00%, 02/01/2036	2,693,561	2,694,224
Pool A43728, 6.00%, 03/01/2036	1,022,565	1,021,997
Pool A43745, 6.00%, 03/01/2036	2,460,117	2,460,723
Pool A44642, 6.00%, 04/01/2036	2,421,931	2,422,527
Pool A49014, 6.00%, 05/01/2036	3,247,829	3,246,027
Pool A49847, 6.00%, 06/01/2036	3,209,940	3,208,158
Pool A50702, 6.00%, 07/01/2036	1,088,482	1,087,878
Pool A52235, 6.00%, 09/01/2036	993,325	992,774
Pool A52901, 6.00%, 09/01/2036	1,147,573	1,146,937
Pool A53439, 6.00%, 10/01/2036	1,166,284	1,165,637
Pool A54312, 6.00%, 11/01/2036	1,486,226	1,486,591
Pool A55852, 6.00%, 12/01/2036	1,505,995	1,505,159
Pool A56709, 6.00%, 01/01/2037	1,125,574	1,124,949
Pool A57261, 6.00%, 02/01/2037	1,101,070	1,100,267
Pool A60055, 6.00%, 04/01/2037	946,058	945,368
Pool A63610, 6.00%, 07/01/2037	1,284,140	1,283,203
Pool A64648, 6.00%, 08/01/2037	1,277,175	1,276,244
Pool C38992, 6.50%, 12/01/2029	373,153	382,160
Pool C50755, 6.50%, 03/01/2031	106,262	108,660
Pool C54246, 6.50%, 07/01/2031	65,473	66,951
Pool C58863, 6.50%, 09/01/2031	83,818	85,712
Pool C59148, 6.50%, 10/01/2031	90,646	92,692
Pool B31166, 6.50%, 12/01/2031	67,927	69,460
Pool C61764, 6.50%, 12/01/2031	180,619	184,695
Pool C63392, 6.50%, 01/01/2032	70,646	72,167
Pool C64625, 6.50%, 02/01/2032	189,246	193,320
Pool C65420, 6.50%, 03/01/2032	245,000	250,274
Pool C66762, 6.50%, 05/01/2032	136,663	139,605
Pool C66763, 6.50%, 05/01/2032	490,206	500,758
Pool C66830, 6.50%, 05/01/2032	126,558	129,283
Pool C68518, 6.50%, 06/01/2032	152,894	156,185
Pool C72446, 6.50%, 08/01/2032	365,093	372,952
Pool A49963, 6.50%, 06/01/2036	669,541	679,695
Pool A50703, 6.50%, 07/01/2036	1,961,757	1,991,506
Pool A51486, 6.50%, 08/01/2036	1,097,258	1,113,897
Pool A52237, 6.50%, 08/01/2036	1,009,779	1,025,092
Pool A52899, 6.50%, 09/01/2036	896,210	909,800
Pool A53441, 6.50%, 10/01/2036	1,144,643	1,162,001
Pool C41299, 7.50%, 08/01/2030	96,360	100,669
		103,142,046

The Community Reinvestment Act Qualified Investment Fund

	Principal
	Amount	Value
FHA Project Loan - 1.00%
FHA Project Loan
023-98141, 6.00%, 03/01/2047 (a)	$3,234,685	$3,287,734
034-35271, 6.95%, 01/01/2033 (a)	408,129	425,230
034-35272, 6.95%, 01/01/2033 (a)	404,501	421,450
WM 2002-1, 7.43%, 08/01/2019 (a)	1,606,828	1,639,607

Reilly
130, 7.43%, 08/25/2021 (a)	1,660,842	1,694,889
		7,468,910
FNMA Multi Family - 14.42%
Pool 387459, 4.48%, 06/01/2011	809,701	795,768
Pool 386084, 4.56%, 01/01/2012	120,640	118,779
Pool 386947, 4.62%, 11/01/2014	1,921,533	1,854,346
Pool 386602, 4.66%, 10/01/2013	2,844,083	2,769,602
Pool 386432, 4.75%, 08/01/2013	1,107,843	1,076,011
Pool 387425, 4.76%, 06/01/2015	4,849,634	4,703,624
Pool 386862, 4.78%, 05/01/2014	1,906,752	1,844,287
Pool 387286, 4.78%, 03/01/2015	3,005,050	2,920,448
Pool 387240, 4.79%, 03/01/2013	241,587	236,205
Pool 387159, 4.83%, 12/01/2014	483,025	471,454
Pool 387284, 4.84%, 03/01/2015	966,134	933,683
Pool 387273, 4.89%, 02/01/2015	288,510	279,702
Pool 386968, 4.92%, 05/01/2014	2,832,492	2,786,614
Pool 387202, 4.98%, 12/01/2014	4,865,711	4,795,702
Pool 387560, 4.98%, 09/01/2015	3,372,246	3,275,409
Pool 387109, 5.02%, 09/01/2014	1,085,534	1,072,340
Pool 387517, 5.02%, 08/01/2020	1,948,625	1,838,724
Pool 386980, 5.04%, 06/01/2014	1,245,455	1,232,960
Pool 873236, 5.09%, 02/01/2016	980,917	956,918
Pool 386106, 5.10%, 10/01/2018	256,337	248,751
Pool 387433, 5.11%, 06/01/2023	972,482	917,926
Pool 387289, 5.12%, 07/01/2029	2,688,412	2,518,702
Pool 387438, 5.18%, 06/01/2020	243,083	232,643
Pool 386104, 5.19%, 04/01/2021	376,240	359,351
Pool 387215, 5.19%, 01/01/2023	514,738	490,222
Pool 387216, 5.19%, 01/01/2023	591,297	562,595
Pool 387446, 5.22%, 06/01/2020	3,874,306	3,729,235
Pool 874244, 5.23%, 12/01/2020	1,091,956	1,086,289
Pool 386892, 5.23%, 04/01/2022	554,724	530,928
Pool 387452, 5.25%, 06/01/2035	778,537	753,434
Pool 874253, 5.29%, 08/01/2017	1,608,605	1,602,710
Pool 873414, 5.29%, 02/01/2024	1,766,058	1,692,228
Pool 387349, 5.31%, 04/01/2020	2,231,492	2,159,887
Pool 387312, 5.33%, 04/01/2035	2,912,554	2,830,561
Pool 874082, 5.35%, 06/01/2018	1,984,539	1,943,256
Pool 873470, 5.42%, 03/01/2016	2,046,324	2,037,673
Pool 387399, 5.46%, 08/01/2020	294,085	288,160
Pool 387158, 5.48%, 11/01/2022	969,503	963,020
Pool 874487, 5.52%, 05/01/2025	4,735,932	4,630,975
Pool 873550, 5.55%, 04/01/2024	1,723,255	1,691,718
Pool 874136, 5.57%, 12/01/2016	248,128	251,879
Pool 874521, 5.61%, 04/01/2024	1,619,356	1,598,001

The Community Reinvestment Act Qualified Investment Fund

	Principal
	Amount	Value
Pool 386969, 5.70%, 05/01/2009 (a)	$300,575	$300,095
Pool 387708, 5.70%, 11/01/2015	751,708	761,943
Pool 874262, 5.75%, 01/01/2017	766,465	772,737
Pool 873766, 5.79%, 07/01/2024	1,087,859	1,091,394
Pool 386464, 5.88%, 08/01/2021	1,057,158	1,068,242
Pool 873731, 5.88%, 07/01/2023	2,419,286	2,446,903
Pool 873830, 5.94%, 07/01/2024	4,938,599	5,018,636
Pool 387005, 5.95%, 06/01/2022	732,019	743,924
Pool 873642, 5.99%, 05/01/2024	676,038	689,892
Pool 873705, 6.03%, 06/01/2016	1,483,671	1,518,825
Pool 873706, 6.04%, 06/01/2016	6,132,661	6,280,343
Pool 873679, 6.10%, 06/01/2024	1,322,050	1,361,807
Pool 387046, 6.11%, 10/01/2022	637,066	655,919
Pool 385327, 6.16%, 08/01/2017	471,650	487,850
Pool 385229, 6.33%, 09/01/2017	2,232,255	2,332,524
Pool 383486, 6.33%, 04/01/2019	604,239	627,678
Pool 384990, 6.57%, 04/01/2020	188,583	199,354
Pool 384719, 6.59%, 02/01/2017	1,418,692	1,508,109
Pool 383604, 6.65%, 05/01/2016	649,113	690,915
Pool 383143, 6.75%, 02/01/2016	2,783,291	2,977,116
Pool 383145, 6.85%, 02/01/2019	1,990,053	2,132,267
Pool 385051, 6.89%, 05/01/2020	2,277,599	2,459,142
Pool 385052, 6.89%, 05/01/2020	728,024	786,108
Pool 386046, 7.22%, 04/01/2021	2,780,405	3,075,005
Our Way Apartments, 6.43%, 07/01/2025 (a)	500,000	532,200
		107,601,648
FNMA Single Family - 16.39%
Pool TBA, 6.00%, 09/01/2037	13,612,909	13,595,893
Pool TBA, 6.00%, 10/01/2037	2,900,000	2,895,470
Pool 670266, 5.00%, 01/01/2018	390,440	383,234
Pool 776854, 5.00%, 11/01/2034	839,754	800,248
Pool 783885, 5.00%, 12/01/2034	1,132,928	1,079,630
Pool 809308, 5.00%, 01/01/2035	1,058,628	1,008,826
Pool 808194, 5.00%, 03/01/2035	1,237,789	1,178,428
Pool 832752, 5.00%, 08/01/2035	1,236,490	1,177,191
Pool 820333, 5.00%, 09/01/2035	1,607,387	1,530,301
Pool 829353, 5.00%, 10/01/2035	1,343,696	1,279,255
Pool 868751, 5.00%, 04/01/2036	1,665,929	1,583,982
Pool 914311, 5.00%, 02/01/2037	858,420	815,857
Pool 677877, 5.50%, 11/01/2032	350,550	343,495
Pool 674879, 5.50%, 01/01/2033	208,254	204,063
Pool 696281, 5.50%, 02/01/2033	163,548	160,256
Pool 720036, 5.50%, 07/01/2033	493,691	483,558
Pool 776709, 5.50%, 05/01/2034	856,810	838,386
Pool 779567, 5.50%, 05/01/2034	411,980	403,121
Pool 783927, 5.50%, 10/01/2034	682,802	668,120
Pool 796896, 5.50%, 10/01/2034	1,797,736	1,759,080
Pool 783891, 5.50%, 12/01/2034	997,660	976,208
Pool 809305, 5.50%, 01/01/2035	737,255	721,402
Pool 809306, 5.50%, 01/01/2035	802,517	785,261
Pool 809307, 5.50%, 01/01/2035	533,850	522,371
Pool 809309, 5.50%, 01/01/2035	2,357,710	2,307,014
Pool 808195, 5.50%, 02/01/2035	738,870	722,982

The Community Reinvestment Act Qualified Investment Fund

	Principal
	Amount	Value
Pool 808212, 5.50%, 02/01/2035	$1,104,999	$1,081,238
Pool 814622, 5.50%, 02/01/2035	3,323,418	3,248,935
Pool 815003, 5.50%, 03/01/2035	1,540,898	1,506,364
Pool 833181, 5.50%, 09/01/2035	766,318	749,144
Pool 865616, 5.50%, 02/01/2036	1,607,037	1,570,047
Pool 906001, 5.50%, 12/01/2036	2,698,778	2,636,658
Pool 907767, 5.50%, 12/01/2036	1,351,378	1,320,272
Pool 906297, 5.50%, 01/01/2037	2,904,904	2,838,040
Pool 910418, 5.50%, 01/01/2037	1,016,851	993,445
Pool 910343, 5.50%, 02/01/2037	2,154,409	2,104,139
Pool 918816, 5.50%, 02/01/2037	858,989	839,217
Pool 915093, 5.50%, 04/01/2037	1,616,414	1,578,697
Pool 918823, 5.50%, 04/01/2037	1,184,078	1,156,450
Pool 937689, 5.50%, 05/01/2037	1,338,193	1,306,968
Pool 937690, 5.50%, 05/01/2037	1,099,460	1,073,806
Pool 937698, 5.50%, 05/01/2037	1,536,412	1,500,563
Pool 942355, 5.50%, 06/01/2037	1,069,878	1,044,914
Pool 944232, 5.50%, 06/01/2037	1,069,978	1,045,011
Pool 942847, 5.50%, 07/01/2037	1,089,063	1,063,652
Pool 942856, 5.50%, 07/01/2037	2,489,794	2,431,699
Pool 948666, 5.50%, 07/01/2037	1,050,204	1,025,700
Pool 948667, 5.50%, 08/01/2037	1,089,840	1,064,411
Pool 614014, 6.00%, 11/01/2031	146,704	147,417
Pool 614022, 6.00%, 11/01/2031	90,133	90,571
Pool 624093, 6.00%, 02/01/2032	178,811	179,680
Pool 624108, 6.00%, 03/01/2032	298,679	299,858
Pool 783736, 6.00%, 07/01/2034	924,258	925,508
Pool 794353, 6.00%, 08/01/2034	917,165	918,405
Pool 796897, 6.00%, 09/01/2034	899,770	900,987
Pool 783925, 6.00%, 10/01/2034	518,808	519,510
Pool 783870, 6.00%, 11/01/2034	955,248	956,540
Pool 809310, 6.00%, 01/01/2035	845,290	846,434
Pool 852752, 6.00%, 01/01/2036	143,979	143,857
Pool 865614, 6.00%, 02/01/2036	1,950,167	1,950,102
Pool 866068, 6.00%, 02/01/2036	1,340,436	1,339,298
Pool 868753, 6.00%, 03/01/2036	1,384,250	1,383,075
Pool 868754, 6.00%, 03/01/2036	1,352,806	1,351,657
Pool 886135, 6.00%, 07/01/2036	2,780,389	2,778,028
Pool 900648, 6.00%, 07/01/2036	1,111,317	1,110,373
Pool 886642, 6.00%, 08/01/2036	2,411,260	2,409,212
Pool 900105, 6.00%, 08/01/2036	1,216,194	1,215,162
Pool 900241, 6.00%, 08/01/2036	1,065,384	1,064,479
Pool 901392, 6.00%, 09/01/2036	1,198,256	1,197,238
Pool 903485, 6.00%, 10/01/2036	868,612	867,874
Pool 906002, 6.00%, 12/01/2036	1,861,466	1,859,885
Pool 907769, 6.00%, 12/01/2036	1,775,395	1,773,887
Pool 910417, 6.00%, 12/01/2036	1,414,480	1,413,278
Pool 922596, 6.00%, 12/01/2036	1,228,399	1,227,356
Pool 906298, 6.00%, 01/01/2037	1,324,186	1,323,061
Pool 910114, 6.00%, 01/01/2037	1,059,064	1,058,165
Pool 910344, 6.00%, 02/01/2037	1,061,311	1,060,206
Pool 914334, 6.00%, 03/01/2037	1,231,893	1,230,609
Pool 918822, 6.00%, 04/01/2037	1,087,433	1,086,510

The Community Reinvestment Act Qualified Investment Fund

	Principal
	Amount	Value
Pool 937699, 6.00%, 05/01/2037	$1,142,052	$1,140,863
Pool 940757, 6.00%, 05/01/2037	1,046,401	1,045,513
Pool 942848, 6.00%, 07/01/2037	1,664,387	1,662,653
Pool 942857, 6.00%, 07/01/2037	2,413,208	2,410,694
Pool 948669, 6.00%, 07/01/2037	1,971,078	1,969,024
Pool 624109, 6.50%, 03/01/2032	194,222	198,417
Pool 641885, 6.50%, 03/01/2032	179,111	182,979
Pool 886136, 6.50%, 07/01/2036	962,480	977,090
Pool 886808, 6.50%, 07/01/2036	786,209	798,143
Pool 900106, 6.50%, 08/01/2036	999,467	1,014,638
Pool 900242, 6.50%, 08/01/2036	1,249,422	1,268,388
Pool 900649, 6.50%, 09/01/2036	2,146,398	2,178,979
Pool 901391, 6.50%, 09/01/2036	1,419,325	1,440,870
		122,319,475
GNMA Multi Family - 20.90%
Pool 2007-46 A, 3.14%, 11/16/2029	597,702	582,076
Pool 2007-39 AC, 3.51%, 09/01/2023	2,384,191	2,325,503
Pool 2006-39 A, 3.77%, 06/16/2025	4,945,214	4,808,734
Pool 2004-103 A, 3.88%, 12/16/2019	321,407	315,682
Pool 2006-68 A, 3.89%, 07/16/2026	5,022,116	4,889,988
Pool 2006-8 A, 3.94%, 08/16/2025	3,018,954	2,959,052
Pool 2007-12 A, 3.96%, 06/16/2031	18,371,715	17,818,778
Pool 2005-79 A, 4.00%, 10/16/2033	2,761,977	2,706,326
Pool 2006-66 A, 4.09%, 08/16/2030	4,922,941	4,812,772
Pool 2006-9 A, 4.20%, 08/16/2026	3,641,917	3,570,116
Pool 2006-3 A, 4.21%, 01/16/2028	5,999,038	5,883,807
Pool 2006-51 A, 4.25%, 10/16/2030	8,946,246	8,759,955
Pool 2006-63 A, 4.26%, 02/16/2032	22,940,336	22,432,437
Pool 2007-34 A, 4.27%, 01/16/2011	9,951,151	9,770,829
Pool 2007-13 A, 4.32%, 11/16/2029	3,612,797	3,542,979
Pool 2005-59 A, 4.39%, 05/16/2023	2,815,860	2,777,858
Pool 2005-87 A, 4.45%, 03/16/2025	4,213,867	4,152,570
Pool 2005-10 C, 4.67%, 08/16/2029	1,000,000	966,812
Pool 2005-34 B, 4.74%, 04/16/2029 (b)	4,800,000	4,723,214
Pool 2005-59 B, 4.82%, 10/16/2029 (b)	14,950,000	14,699,568
Pool 2005-79 C, 4.95%, 12/16/2045 (b)	700,000	683,563
Pool 2006-32 A, 5.08%, 01/16/2030	2,931,118	2,918,507
Pool 2005-87 B, 5.12%, 01/16/2028 (b)	2,007,300	1,994,833
Pool 2006-39 B, 5.22%, 08/16/2028 (b)	2,000,000	1,992,399
Pool 652131, 5.30%, 06/15/2023	2,134,250	2,185,327
Pool 642165, 5.47%, 10/15/2035	1,784,703	1,849,161
Pool 634979, 5.50%, 01/15/2036	455,073	472,004
Pool 643790, 5.55%, 06/15/2027	335,652	349,046
Pool 664652, 5.65%, 06/01/2042	2,438,484	2,477,310
Pool 614125, 5.70%, 12/15/2030	1,606,476	1,652,707
Pool 645747, 6.00%, 09/15/2032	164,494	174,114
Pool 637911, 6.00%, 07/15/2035	450,523	477,408
Pool 639306, 6.00%, 01/15/2036	1,185,073	1,257,902
Pool 649793, 6.05%, 08/15/2036	4,746,060	5,051,026
Pool 636413, 6.25%, 04/15/2036	1,263,669	1,353,163
Pool 645787, 6.25%, 08/15/2036	264,253	282,756
Pool 608330, 6.25%, 04/15/2048	2,990,200	3,154,914
Pool 608326, 6.50%, 10/15/2033	1,142,372	1,232,609

The Community Reinvestment Act Qualified Investment Fund

	Principal
	Amount	Value
Pool 654736, 6.50%, 11/15/2036	$1,633,649	$1,766,770
Pool 645784, 6.75%, 02/15/2048	1,950,000	2,114,820
		155,939,395
GNMA Single Family - 0.02%
Pool 582048, 6.50%, 01/15/2032	44,235	45,204
Pool 530199, 7.00%, 03/20/2031	64,943	67,538
		112,742
HUD - 0.01%
Housing and Urban Development
Series 97-A, 7.13%, 08/01/2017	70,000	70,639

SBA - 1.24%
Small Business Association
Pool 507253, 5.50%, 05/25/2030 (b)	2,229,264	2,217,806
Pool 507932, 5.58%, 04/25/2026 (b)	650,414	648,752
Pool 507766, 5.58%, 07/25/2031 (b)	1,004,013	1,001,327
Pool 507841, 5.58%, 08/25/2031 (b)	731,297	729,343
Pool 508045, 5.58%, 04/25/2032 (b)	2,598,921	2,592,048
Pool 507417, 5.60%, 09/25/2030 (b)	1,179,630	1,177,381
Pool 507529, 5.60%, 11/25/2030 (b)	921,951	920,200
		9,286,857
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $511,755,026)		505,941,712

MUNICIPAL BONDS - 32.35%
Alabama - 0.26%
Alabama Incentive
7.75%, 10/01/2019	1,800,000	1,912,914

Arizona - 0.10%
Phoenix Industrial Development Authority
5.04%, 10/20/2016	750,000	721,327

Arkansas - 0.11%
Arkansas Development Finance Authority
6.50%, 07/01/2021	815,000	824,731

California - 1.83%
California Home Mortgage Finance Authority
6.90%, 02/01/2047	1,525,000	1,591,795

California Statewide Communities Development Authority
5.30%, 04/01/2016	2,370,000	2,367,156

Chula Vista Housing Corp.
5.65%, 05/15/2036	650,000	650,000

Loma Linda Redevelopment Agency
5.25%, 07/01/2015	1,630,000	1,616,487

Los Angeles Community Redevelopment Agency
5.83%, 12/01/2017	700,000	710,094

Napa Community Redevelopment Agency
5.60%, 09/01/2018	500,000	498,780

The Community Reinvestment Act Qualified Investment Fund

	Principal
	Amount	Value
Redding Redevelopment Agency
6.00%, 09/01/2010	$450,000	$455,040

Sacramento County Housing Authority
7.65%, 09/01/2015	800,000	835,896

San Diego Public Facilities Financing
5.95%, 10/01/2017	1,250,000	1,255,575

San Diego Redevelopment Agency
3.50%, 09/01/2007	185,000	185,000

San Francisco City & County Redevelopment Financing Authority
5.62%, 08/01/2016	870,000	875,185

San Mateo Redevelopment Agency
4.25%, 08/01/2012	395,000	378,094
4.38%, 08/01/2013	405,000	384,819
4.50%, 08/01/2014	425,000	402,237
4.50%, 08/01/2015	445,000	418,389

Vacaville Redevelopment Agency
7.00%, 09/01/2010	1,015,000	1,047,389
		13,671,936
Colorado - 0.38%
Colorado Housing & Finance Authority
5.22%, 05/01/2036	1,373,438	1,334,775
5.95%, 11/01/2036 (b)	1,000,000	1,000,000
5.95%, 10/01/2052 (b)	250,000	250,000
7.13%, 10/01/2012	255,000	259,458
		2,844,233
Connecticut - 0.44%
Connecticut Housing Finance Authority
3.44%, 11/15/2008	110,000	108,090
3.49%, 11/15/2007	345,000	343,941
3.77%, 11/15/2009	100,000	97,529
3.96%, 11/15/2010	100,000	96,530
4.16%, 11/15/2011	50,000	48,462
4.46%, 11/15/2009	475,000	468,730
4.54%, 11/15/2010	475,000	467,220
4.61%, 11/15/2011	510,000	499,132
4.71%, 11/15/2013	540,000	526,100
5.83%, 11/15/2016	645,000	661,396
		3,317,130
Florida - 2.63%
Boynton Beach Community Redevelopment Agency
5.65%, 10/01/2026	4,690,000	4,603,938

Charlotte County Florida Housing Finance
5.01%, 07/01/2037 (b)	1,426,974	1,425,076

Florida Housing Finance Corp.
5.79%, 01/01/2045 (b)	5,100,000	5,100,000

The Community Reinvestment Act Qualified Investment Fund

	Principal
	Amount	Value
6.85%, 04/01/2021	$355,000	$367,606
7.00%, 09/01/2009	575,000	579,911
7.30%, 10/01/2010	475,000	491,254
7.88%, 07/01/2015	480,000	498,667

Miami Beach
4.36%, 12/01/2007	1,710,000	1,706,785
4.67%, 12/01/2011	2,550,000	2,496,144

Miami-Dade County Housing Finance Authority
3.80%, 09/01/2012	5,000	5,000
4.00%, 06/01/2016	1,325,000	1,259,545
6.60%, 08/01/2016	385,000	393,713
7.15%, 01/01/2019	260,000	273,031

Palm Beach County Housing Finance Authority Housing Revenue
4.50%, 12/01/2015	445,000	439,745
		19,640,415
Georgia - 0.07%
Fulton County Housing Authority
6.30%, 10/15/2014	490,000	494,425

Idaho - 0.13%
Idaho Housing & Finance Association
5.95%, 07/01/2038 (b)	1,000,000	1,000,000

Illinois - 1.11%
Illinois Housing Development Authority
4.55%, 12/01/2009	1,490,000	1,475,592
4.98%, 02/01/2009	150,000	149,451
5.08%, 01/01/2013	460,000	453,440
5.11%, 07/01/2013	465,000	457,848
5.16%, 01/01/2015	515,000	504,824
5.16%, 07/01/2015	535,000	523,851
5.31%, 08/01/2036	1,945,000	1,936,131
5.50%, 12/01/2014	2,000,000	1,997,260
6.21%, 06/01/2026	750,000	766,867
		8,265,264
Indiana - 1.67%
City of Elkhart
6.60%, 05/20/2014	465,000	482,526

Indiana Housing & Community Development Authority
5.51%, 01/01/2039	4,985,000	4,975,280
5.69%, 07/01/2037	1,990,000	1,992,547
5.90%, 01/01/2037	3,430,000	3,444,886

Indiana Housing Finance Authority
7.34%, 07/01/2030	1,505,000	1,556,817
		12,452,056
Iowa - 0.08%
Iowa Finance Authority
6.55%, 12/01/2015	570,000	586,444

The Community Reinvestment Act Qualified Investment Fund

	Principal
	Amount	Value
Kentucky - 1.81%
Kentucky Housing Corp.
5.17%, 01/01/2013	$660,000	$655,413
5.17%, 07/01/2013	680,000	674,900
5.18%, 01/01/2014	160,000	158,208
5.33%, 07/01/2014	4,275,000	4,265,167
5.75%, 07/01/2037	5,000,000	5,010,700
5.77%, 07/01/2037	2,250,000	2,257,268
5.81%, 07/01/2014	500,000	506,690
		13,528,346
Louisiana - 0.12%
Louisiana Housing Finance Agency
5.45%, 06/01/2018	430,000	421,753
5.60%, 12/01/2029	500,000	484,920
		906,673
Maryland - 2.57%
Maryland Community Development Administration Department
6.07%, 09/01/2037	13,000,000	12,650,300

Maryland Community Development Administration Department of Housing &
Community Development
5.44%, 05/15/2036 (b)	5,500,000	5,500,000

Montgomery County Housing
5.23%, 01/01/2009	1,000,000	1,000,780
		19,151,080
Massachusetts - 2.11%
Massachusetts Development Finance Agency
4.85%, 09/01/2013	25,000	25,214

Massachusetts Housing Finance Agency
5.21%, 12/01/2016	2,600,000	2,562,638
5.27%, 12/01/2013	1,025,000	1,021,638
5.42%, 06/01/2009	250,000	250,175
5.54%, 12/01/2025	3,545,000	3,399,407
5.55%, 06/01/2025	940,000	909,516
5.84%, 12/01/2036	1,000,000	969,920
5.96%, 06/01/2017	1,450,000	1,482,262
6.32%, 12/01/2037	5,000,000	5,104,550
		15,725,320
Michigan - 0.13%
Michigan State Housing Authority
5.95%, 12/01/2036 (b)	1,000,000	1,000,000

Minnesota - 0.40%
Minnesota State Housing Finance Agency
4.93%, 07/01/2012	500,000	492,180
5.76%, 01/01/2037	500,000	501,370
5.85%, 07/01/2036	985,000	1,002,208
6.30%, 07/01/2023	1,000,000	1,012,140
		3,007,898

The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Mississippi-0.15%
Mississippi Development Bank Special Obligation
5.65%, 03/01/2031(b)	$1,100,000	$1,100,000

Missouri-0.89%
Missouri Housing Development Commission
4.00%, 09/01/2023	265,000	260,641
4.15%, 09/25/2025	269,857	266,162
5.72%, 09/01/2025	2,300,000	2,301,817
5.74%, 03/01/2037	500,000	502,090
5.82%, 03/01/2037	750,000	753,795
6.00%, 03/01/2025	830,000	832,000

Saint Louis Housing Authority
5.04%, 04/01/2009	1,720,000	1,717,128
		6,633,633
Nevada-0.23%
Nevada Housing Division
5.11%, 04/01/2017	35,000	33,716
5.82%, 04/01/2031(b)	585,000	585,000
6.24%, 04/01/2013	1,105,000	1,124,028
		1,742,744
New Jersey-0.92%
City of Elizabeth
7.00%, 08/01/2010	115,000	115,172
7.18%, 08/01/2013	125,000	125,197

New Jersey State Housing & Mortgage Finance Agency
5.65%, 11/01/2047(b)	1,100,000	1,100,000
5.67%, 11/01/2038(b)	2,040,000	2,040,000
5.93%, 11/01/2028	1,625,000	1,613,138
6.13%, 11/01/2037	1,865,000	1,876,992
		6,870,499
New Mexico-0.28%
New Mexico Mortgage Finance Authority
4.16%, 03/01/2009	70,000	69,018
5.60%, 03/01/2011	195,000	195,560
5.68%, 09/01/2013	480,000	488,563
6.15%, 01/01/2038	1,000,000	990,390
7.58%, 09/01/2027	330,000	330,000
		2,073,531
New York-0.64%
Bethlehem Industrial Development Agency
5.92%, 06/01/2008(b)	85,000	85,000

New York City Housing Development Corp.
4.25%, 11/01/2009	1,050,000	1,030,680
4.43%, 11/01/2010	1,120,000	1,096,715
4.66%, 11/01/2010	1,950,000	1,936,974

New York State Housing Finance Agency
8.11%, 11/15/2038	170,000	173,106

The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Schenectady Metroplex Development Authority
5.30%, 08/01/2028	$500,000	$475,540
		4,798,015
Ohio-0.47%
County of Cuyahoga
4.25%, 06/01/2011	870,000	844,196
5.10%, 06/01/2018	730,000	698,508

Ohio Housing Finance Agency
5.57%, 09/01/2016	970,000	977,469
5.84%, 09/01/2016	980,000	984,841
		3,505,014
Oklahoma-0.40%
Oklahoma Housing Finance Agency
5.58%, 09/01/2026	1,000,000	998,670
5.65%, 09/01/2026	2,000,000	1,996,520
		2,995,190
Oregon-0.22%
City of Portland
4.10%, 06/01/2008	360,000	357,423
4.30%, 06/01/2011	410,000	397,175
4.30%, 06/01/2012	295,000	282,758
4.35%, 06/01/2013	320,000	304,038
4.45%, 06/01/2014	300,000	283,407
		1,624,801
Pennsylvania-2.43%
Allegheny County Redevelopment Authority
5.00%, 09/01/2013	1,585,000	1,555,297

Commonwealth Financing Authority
4.95%, 06/01/2008	3,000,000	2,995,470
4.97%, 06/01/2016	500,000	492,045
5.00%, 06/01/2009	4,170,000	4,155,989
5.08%, 06/01/2010	50,000	49,819
5.13%, 06/01/2012	985,000	975,948
5.24%, 06/01/2014	500,000	492,995

Pennsylvania Housing Finance Agency
5.76%, 10/01/2037	4,500,000	4,507,335
5.84%, 04/01/2037	975,000	985,706

Philadelphia Redevelopment Authority
4.68%, 04/15/2016	2,000,000	1,927,480
		18,138,084
Rhode Island-0.08%
Rhode Island Housing & Mortgage Finance Corp.
5.29%, 10/01/2018	575,000	558,567

Texas-0.75%
Texas Department of Housing & Community Affairs
7.01%, 09/01/2026	4,595,000	4,760,558

The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Texas Public Finance Authority
5.75%, 12/15/2009(b)	$825,000	$825,000
		5,585,558
Utah-3.33%
Utah Housing Corp.
4.55%, 07/01/2015	400,000	396,440
4.87%, 07/20/2014	150,000	147,415
4.96%, 07/01/2016	1,020,000	1,002,038
5.11%, 07/01/2017	1,000,000	991,870
5.23%, 07/01/2017(c)	635,000	636,391
5.26%, 07/20/2018	640,000	637,338
5.50%, 07/01/2016	2,635,000	2,646,436
5.88%, 07/01/2034	915,000	883,817
5.92%, 07/01/2034	2,500,000	2,440,700
6.10%, 07/20/2028	1,385,000	1,396,675
6.12%, 01/01/2035	3,000,000	2,998,020
6.21%, 07/20/2018	950,000	979,241
6.21%, 07/01/2034	2,000,000	2,033,460
6.21%, 01/01/2035	5,000,000	5,025,700
6.25%, 07/20/2018	675,000	687,562

West Jordan Redevelopment Agency
4.92%, 06/01/2009	565,000	562,819
5.00%, 06/01/2010	835,000	831,768
5.38%, 06/01/2018	530,000	512,950
		24,810,640
Virginia-5.24%
Arlington County Industrial Development Authority
5.82%, 02/01/2016	300,000	300,000

Virginia Housing Development Authority
4.40%, 09/01/2012	1,320,000	1,268,507
4.82%, 03/01/2016	1,070,000	1,019,774
4.84%, 12/01/2013	795,000	774,076
4.89%, 12/01/2014	2,485,000	2,409,680
5.00%, 12/25/2032	1,525,087	1,448,594
5.07%, 03/01/2023	3,880,000	3,549,075
5.35%, 12/01/2019	2,145,000	2,081,122
5.50%, 12/01/2020	500,000	486,670
5.50%, 06/25/2034	8,970,383	8,755,937
5.50%, 03/25/2036	4,633,567	4,522,797
5.70%, 11/01/2022(c)	1,250,000	1,248,650
5.97%, 11/01/2024(c)	1,405,000	1,409,285
6.00%, 05/01/2013	1,000,000	1,014,150
6.02%, 01/01/2028	500,000	503,345
6.25%, 11/01/2029(c)	4,365,000	4,404,590
6.50%, 06/25/2032	1,256,586	1,275,042
6.75%, 03/01/2010	500,000	516,340
7.13%, 11/01/2014	2,060,000	2,112,324
		39,099,958

The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Washington-0.22%
State of Washington
4.40%, 07/01/2009	$1,000,000	$988,760

Washington State Housing Finance Commission
5.68%, 12/01/2040(b)	675,000	675,000
		1,663,760
Wyoming-0.15%
Wyoming Community Development Authority
5.65%, 12/01/2015	1,120,000	1,117,043

TOTAL MUNICIPAL BONDS (Cost$243,415,299)		241,367,229

MISCELLANEOUS INVESTMENTS-1.06%
Community Reinvestment Revenue Note-A1, 5.68%, 06/01/2031(d)	434,463	436,658
Community Reinvestment Revenue Note-A3, 5.90%, 06/01/2031(d)	385,000	391,610
CRF Affordable Housing, 5.50%, 04/25/2035(b)(d)	7,160,740	7,063,437

TOTAL MISCELLANEOUS INVESTMENTS (Cost$8,101,436)		7,891,705

SHORT TERM INVESTMENTS-1.41%
Certificate of Deposit-0.05%
Delta Southern Credit Union
5.00%, 10/31/2007	100,000	100,000

Hope Community Credit Union
5.50%, 09/13/2007	100,000	100,000

Latino Community Credit
5.15%, 05/10/2008	100,000	100,000

Self Help Credit Union
5.14%, 07/05/2008	100,000	100,000
		400,000

	Shares
Money Market Fund-1.36%
Evergreen Institutional Money Market Fund, 5.30%(e)	10,100,564	10,100,564

TOTAL SHORT TERM INVESTMENTS (Cost$10,500,564)		10,500,564

Total Investments (Cost$774,142,325)-102.67%		766,071,206
Liabilities in Excess of Other Assets, Net - (2.67)%		(19,890,631)
NET ASSETS - 100.00%		$746,180,575
Footnotes
The following information for the Fund is presented on a federal tax basis as of August 31, 2007:
Cost of Investments	$774,142,325
Gross Unrealized Appreciation	2,251,606
Gross Unrealized Depreciation	(10,322,725)
Net Unrealized Depreciation	$(8,071,119)

The Community Reinvestment Act Qualified Investment Fund

(a)
Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor and compared to independent third party sources. Such values are approved on a quarterly basis by the Board of Trustees. The total fair value of such securities at August 31, 2007 is $8,301,205, which represents 1.11% of total net assets.

(b)	Variable rate security, the coupon rate shown is the effective rate as of August 31, 2007.

(c)	Security is purchased on a when-issued basis.

(d)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold only to qualified institutional buyers in transactions exempt from registration. At August 31, 2007, these securities amounted to $7,891,705, which represents 1.06% of total net assets.

(e)	The rate shown is the 7-day effective yield as of August 31, 2007.

FGLMC	- Federal Home Loan Mortgage Corporation Gold 30-Year Fixed

FHA	- Federal Housing Administration

FNMA	- Federal National Mortgage Association

GNMA	- Government National Mortgage Association

TBA	- To Be Announced

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Item 2.  Controls and Procedures

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Community Reinvestment Act Qualified Investment Fund

By (Signature and Title)	/s/ David K. Downes
David K. Downes President/Principal Executive Officer

Date: October 15, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David K. Downes
David K. Downes President/Principal Executive Officer

Date: October 15, 2007

By (Signature and Title)	/s/ Joseph H. Hastings
Joseph H. Hastings Treasurer/Principal Financial Officer

Date: October 15, 2007